Fair Value Measurement - Summary of Assets And Liabilities Measured At Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities	$ 397,458
Fair Value, Recurring
Assets:
Cash, cash equivalents and restricted cash	47,127	$ 1,874
Marketable securities	397,458
Derivative asset	202
Total fair value	444,787	1,874
Liabilities:
Earn-out liability	127,757
Derivative liability	103	1,239
Total fair value	180,720	20,472
Fair Value, Recurring | Level 1
Assets:
Cash, cash equivalents and restricted cash	47,127	1,874
Marketable securities	0
Derivative asset	0
Total fair value	47,127	1,874
Liabilities:
Earn-out liability	0
Derivative liability	0	0
Total fair value	35,983	0
Fair Value, Recurring | Level 2
Assets:
Cash, cash equivalents and restricted cash	0	0
Marketable securities	397,458
Derivative asset	202
Total fair value	397,660	0
Liabilities:
Earn-out liability	0
Derivative liability	103	0
Total fair value	16,980	0
Fair Value, Recurring | Level 3
Assets:
Cash, cash equivalents and restricted cash	0	0
Marketable securities	0
Derivative asset	0
Total fair value	0	0
Liabilities:
Earn-out liability	127,757
Derivative liability	0	1,239
Total fair value	127,757	20,472
Assumed common stock warrants (Public) | Fair Value, Recurring
Liabilities:
Warrants or rights outstanding	35,983
Assumed common stock warrants (Public) | Fair Value, Recurring | Level 1
Liabilities:
Warrants or rights outstanding	35,983
Assumed common stock warrants (Public) | Fair Value, Recurring | Level 2
Liabilities:
Warrants or rights outstanding	0
Assumed common stock warrants (Public) | Fair Value, Recurring | Level 3
Liabilities:
Warrants or rights outstanding	0
Assumed common stock warrants (Private Placement) | Fair Value, Recurring
Liabilities:
Warrants or rights outstanding	16,877
Assumed common stock warrants (Private Placement) | Fair Value, Recurring | Level 1
Liabilities:
Warrants or rights outstanding	0
Assumed common stock warrants (Private Placement) | Fair Value, Recurring | Level 2
Liabilities:
Warrants or rights outstanding	16,877
Assumed common stock warrants (Private Placement) | Fair Value, Recurring | Level 3
Liabilities:
Warrants or rights outstanding	$ 0
Redeemable convertible preferred stock warrants liability | Fair Value, Recurring
Liabilities:
Warrants or rights outstanding		19,233
Redeemable convertible preferred stock warrants liability | Fair Value, Recurring | Level 1
Liabilities:
Warrants or rights outstanding		0
Redeemable convertible preferred stock warrants liability | Fair Value, Recurring | Level 2
Liabilities:
Warrants or rights outstanding		0
Redeemable convertible preferred stock warrants liability | Fair Value, Recurring | Level 3
Liabilities:
Warrants or rights outstanding		$ 19,233